DBX ETF Trust

Schedule of Investments

Xtrackers MSCI Germany Hedged Equity ETF

February 28, 2021 (Unaudited)

	Number of Shares	Value
COMMON STOCKS - 91.5%
Communication Services - 5.0%
Deutsche Telekom AG	29,286	$531,086
Scout24 AG, 144A	952	71,732
Telefonica Deutschland Holding AG	8,805	23,478
United Internet AG	922	40,582

(Cost $702,831)		666,878

Consumer Discretionary - 15.9%
adidas AG*	1,665	580,373
Bayerische Motoren Werke AG	2,891	249,402
Continental AG	964	138,294
Daimler AG	7,509	600,224
Delivery Hero SE, 144A*	1,132	144,367
HelloFresh SE*	1,304	101,480
Puma SE*	868	92,140
Volkswagen AG	283	66,140
Zalando SE, 144A*	1,339	137,356

(Cost $1,839,870)		2,109,776

Consumer Staples - 1.3%
Beiersdorf AG	871	86,069
Henkel AG & Co. KGaA	896	79,351

(Cost $174,513)		165,420

Financials - 14.0%
Allianz SE	3,599	867,607
Commerzbank AG*	8,652	56,684
Deutsche Bank AG*(a)	17,170	211,598
Deutsche Boerse AG	1,663	271,980
Hannover Rueck SE	535	90,565
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	1,232	361,212

(Cost $1,838,813)		1,859,646

Health Care - 9.6%
Bayer AG	8,617	521,090
Carl Zeiss Meditec AG	362	54,291
Fresenius Medical Care AG & Co. KGaA	1,865	129,072
Fresenius SE & Co. KGaA	3,658	156,417
Merck KGaA	1,130	183,446
QIAGEN NV*	2,037	100,767
Siemens Healthineers AG, 144A	2,359	130,444

(Cost $2,018,941)		1,275,527

Industrials - 15.8%
Brenntag SE	1,357	105,212
Deutsche Lufthansa AG*	2,550	37,797
Deutsche Post AG	8,706	431,304
GEA Group AG	1,382	47,722
HOCHTIEF AG	220	19,603
KION Group AG	623	52,573
Knorr-Bremse AG	641	81,625
MTU Aero Engines AG	468	111,239
Rational AG	46	39,350
Siemens AG	6,709	1,035,966
Siemens Energy AG*	3,513	132,457

(Cost $1,613,427)		2,094,848

Information Technology - 13.4%
Bechtle AG	235	44,317
Infineon Technologies AG	11,423	496,167
Nemetschek SE	494	31,083
SAP SE	9,155	1,127,352
TeamViewer AG, 144A*	1,404	75,383

(Cost $1,199,269)		1,774,302

Materials - 8.5%
BASF SE	8,065	659,069
Covestro AG, 144A	1,614	116,764
Evonik Industries AG	1,812	60,975
HeidelbergCement AG	1,318	104,129
LANXESS AG	718	53,122
Symrise AG	1,126	131,401

(Cost $1,227,066)		1,125,460

Real Estate - 4.4%
Aroundtown SA	8,657	62,817
Deutsche Wohnen SE	2,992	140,609
LEG Immobilien AG	642	87,639
Vonovia SE	4,692	298,568

(Cost $453,803)		589,633

Utilities - 3.6%
E.ON SE	19,633	200,165
RWE AG	5,619	212,473
Uniper SE	1,743	60,988

(Cost $503,474)		473,626

TOTAL COMMON STOCKS (Cost $11,572,007)		12,135,116

PREFERRED STOCKS - 6.3%
Consumer Discretionary - 3.6%
Bayerische Motoren Werke AG	519	35,099
Porsche Automobil Holding SE	1,351	108,203
Volkswagen AG	1,623	338,813

(Cost $591,688)		482,115

Consumer Staples - 1.2%
Henkel AG & Co. KGaA
(Cost $184,825)	1,568	154,339

Health Care - 1.2%
Sartorius AG
(Cost $46,963)	311	159,626

Materials - 0.3%
FUCHS PETROLUB SE
(Cost $26,816)	626	34,245

TOTAL PREFERRED STOCKS (Cost $850,292)		830,325

EXCHANGE-TRADED FUNDS - 0.4%
iShares MSCI Germany ETF
(Cost $52,643)	1,880	60,179

CASH EQUIVALENTS - 0.7%
DWS Government Money Market Series “Institutional Shares”, 0.04%(b)
(Cost $95,907)	95,907	95,907

TOTAL INVESTMENTS - 98.9% (Cost $12,570,849)		$13,121,527
Other assets and liabilities, net - 1.1%		146,882

NET ASSETS - 100.0%		$13,268,409

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended February 28, 2021 is as follows:

Value ($) at 5/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/(Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 2/28/2021	Value ($) at 2/28/2021
COMMON STOCKS — 1.6%
Financials — 1.6%
Deutsche Bank AG *(a)
213,743	5,816	(86,484)	(199,973)	278,496	—	—	17,170	211,598
SECURITIES LENDING COLLATERAL — 0.0%
DWS Government & Agency Securities Portfolio “DWS Government Cash Institutional Shares”, 0.01%(b)(c)
111,300	—	(111,300)(d)	—	—	2	—	—	—
CASH EQUIVALENTS — 0.7%
DWS Government Money Market Series “Institutional Shares”, 0.04%(b)
229,525	2,932,204	(3,065,822)	—	—	113	—	95,907	95,907

554,568	2,938,020	(3,263,606)	(199,973)	278,496	115	—	113,077	307,505

*	Non-income producing security.
(a)	Affiliated issuer. This security is owned in proportion with its representation in the index.
(b)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(d)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended February 28, 2021

144A:	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

At February 28, 2021, open futures contracts purchased were as follows:

Contract Description	Currency	Number of Contracts	Notional Amount	Contract Value	Expiration Date	Unrealized Appreciation(e)
DAX Mini Futures	EUR	2	$160,102	$166,009	3/19/2021	$5,907

(e)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to equity contracts risk exposure as of February 28, 2021.

As of February 28, 2021, the Fund had the following forward foreign currency contracts outstanding:

Counterparty	Settlement Date	Currency To Deliver		Currency To Receive		Unrealized Appreciation(f)	Unrealized Depreciation(f)
Citigroup Global Markets	3/3/2021	EUR	2,654,067	USD	3,226,382	$23,849	$—
Citigroup Global Markets	3/3/2021	EUR	174,000	USD	211,523	1,566	—
JP Morgan & Chase Co.	3/3/2021	EUR	4,073,000	USD	4,951,237	36,547	—
RBC Capital Markets	3/3/2021	EUR	3,842,919	USD	4,671,633	34,571	—
Citigroup Global Markets	3/3/2021	USD	3,432,790	EUR	2,828,067	—	(20,300)
JP Morgan & Chase Co.	3/3/2021	USD	4,943,807	EUR	4,073,000	—	(29,118)
RBC Capital Markets	3/3/2021	USD	4,664,643	EUR	3,842,919	—	(27,580)
Citigroup Global Markets	4/7/2021	EUR	2,828,067	USD	3,435,550	19,982	—
Citigroup Global Markets	4/7/2021	EUR	100,000	USD	121,480	707	—
JP Morgan & Chase Co.	4/7/2021	EUR	4,073,000	USD	4,947,762	28,640	—
RBC Capital Markets	4/7/2021	EUR	3,842,919	USD	4,668,378	27,134	—

Total unrealized appreciation (depreciation)						$172,996	$(76,998)

(f)	The amount represents the unrealized appreciation (depreciation) of the Fund’s derivative instruments subject to foreign exchange contracts risk exposure as of February 28, 2021.

Currency Abbreviations

EUR	Euro
USD	U.S. Dollar

Fair Value Measurements

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2021 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks(g)	$12,135,116	$—	$—	$12,135,116
Preferred Stocks(g)	830,325	—	—	830,325
Exchange-Traded Funds	60,179	—	—	60,179
Short-Term Investments(g)	95,907	—	—	95,907
Derivatives(h)
Forward Foreign Currency Contracts	—	172,996	—	172,996
Futures Contracts	5,907	—	—	5,907

TOTAL	$13,127,434	$172,996	$—	$13,300,430

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives(h)
Forward Foreign Currency Contracts	$—	$(76,998)	$—	$(76,998)

TOTAL	$—	$(76,998)	$—	$(76,998)

(g)	See Schedule of Investments for additional detailed categorizations.
(h)	Derivatives include unrealized appreciation (depreciation) on open futures contracts and forward foreign currency contracts.